Consolidated Balance Sheets (Parenthetical) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Capitalized costs of oil and natural gas properties excluded from amortization	$ 869,879,000	$ 626,295,000	$ 626,295,000	$ 138,623,000
Preferred stock, par value (usd per share)	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized (shares)	5,000,000	5,000,000	5,000,000	5,000,000
Preferred stock dividend rate	12.00%	12.00%	12.00%	12.00%
Temporary Equity, Shares Authorized (shares)	30,000	30,000	30,000	30,000
Preferred stock Series A, issued (shares)	0	0	0	0
Preferred stock Series A, outstanding (shares)	0	0	0	0
Common stock, par value (usd per share)	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Common Stock, Shares Authorized (shares)	100,000,000	100,000,000	100,000,000	100,000,000
Common Stock, Shares, Issued (shares)	77,375,107	67,527,386	67,527,386	55,621,371
Common Stock, Shares, Outstanding (shares)	77,375,107	67,527,386	67,527,386	55,621,371
Equity investments attributable to fair value option	$ 212,413,000	$ 151,317,000	$ 151,317,000	$ 0